Other operating expense (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of detailed information on other operating expense

	December 31, 2021	December 31, 2020
Net impairment loss on trade receivables	$54	$60
Impairment loss allowance	—	250
Total impairment loss on trade receivables	54	310

Restructuring costs	156	66
Acquisition related costs (note 7)	2,115	—
	$2,325	$376